Net debt - Schedule of Finance Lease Obligations (Detail) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Rental payments due within one year	£ 156	£ 167
Total lease liabilities	1,051	841
Lease liabilities	1,207	1,008
Rental payments due within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Rental payments due within one year	156	167
Rental payments due between one and two years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total lease liabilities	214	201
Rental payments due between two and three years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total lease liabilities	134	127
Rental payments due between three and four years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total lease liabilities	114	97
Rental payments due between four and five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total lease liabilities	88	80
Rental payments due after five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total lease liabilities	£ 501	£ 336